Commitments and Contingencies - Schedule of Right Use of Asset (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Office lease ROU	$ 48,662
Less accumulated reduction	(13,271)
Balance of ROU asset	$ 35,391